Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

ALPHACLONE ALTERNATIVE ALPHA ETF
ALPHACLONE INTERNATIONAL ETF
ALPHACLONE SMALL CAP ETF
ALPHACLONE ACTIVIST MANAGER ETF
ALPHACLONE VALUE MANAGER ETF

January 17, 2018

EXPLANATORY NOTE

On behalf of the AlphaClone Alternative Alpha ETF, AlphaClone International ETF, AlphaClone Small Cap ETF, AlphaClone Activist Manager ETF, and AlphaClone Value Manager ETF, each a series of ETF Series Solutions (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on December 27, 2017; such form of Supplement (Accession Number 0000894189-17-006774) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE